Self-Insured Liabilities	12 Months Ended
Jul. 02, 2011
Self-Insured Liabilities [Abstract]
Self-Insured Liabilities
9. SELF-INSURED LIABILITIES
     Sysco maintains a self-insurance program covering portions of workers' compensation, general and vehicle liability and property insurance costs. The amounts in excess of the self-insured levels are fully insured by third party insurers. The company also maintains a fully self-insured group medical program. A summary of the activity in self-insured liabilities appears below:

	2011	2010	2009
	(In thousands)
Balance at beginning of period	$128,997	$132,551	$117,725
Charged to costs and expenses	325,540	321,373	328,830
Payments	(324,866)	(324,927)	(314,004)

Balance at end of period	$129,671	$128,997	$132,551